Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Convertible Promissory Notes Abstract
Schedule of convertible promissory notes
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Convertible promissory notes:
Entered during the year (note a)	7,554,633	-
Converted during the year (note b)	-	4,311,416
	7,554,633	4,311,416

Schedule of convertible promissory notes entered during the year
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Face value of convertible promissory notes issued from July to December 2022 (note i)	8,070,206	-
Debt discount (Note 23)	(870,546)	-
Liability component on initial recognition	7,199,660	-
Interest accrued	300,082	-
Exchange differences	54,891	-
Carrying value as at end of year	7,554,633	-

Schedule of convertible promissory notes converted to shares
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Carrying value as at January 1	4,311,416	2,196,049
Interest accrued at effective interest rate	207,861	1,895,371
Shares issued for interest payment	(324,419)	-
Redemption of convertible promissory note	(4,714,820)	-
Exchange differences	519,962	219,996
Carrying value as at December 31	-	4,311,416